UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2015 (unaudited)

Franklin New York Tax Free Income Fund	Principal Amount	Value
Municipal Bonds 93.1%
New York 91.2%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,
Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,494,600
Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,494,600
Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,253,460
Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,263,758
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing
Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,287,970
10/01/45	3,800,000	4,159,138
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,237,584
Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,115,330
Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,066,310
City of New Rochelle Corp. for Local Development Revenue, Iona College Project, Refunding, Series A, 5.00%,
7/01/40	1,250,000	1,348,575
7/01/45	1,425,000	1,530,194
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	1,665,000	1,702,762
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,018,240
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%,
5/01/28	8,100,000	9,411,714
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, Pre-Refunded, 5.00%,
10/01/30	3,000,000	3,011,400
10/01/35	1,500,000	1,505,700
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2007, Series A, 5.00%, 2/15/47	40,000,000	41,595,200
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	35,000,000	38,360,000
Series A, AGMC Insured, 5.00%, 2/15/47	15,000,000	15,772,350
Long Island Power Authority Electric System Revenue, General,
Refunding, Series A, 6.00%, 5/01/33	42,000,000	48,109,320
Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,790,580
Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,485,450
Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,686,800
Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,719,984
Series B, 5.00%, 12/01/35	5,000,000	5,124,050
Series C, 5.00%, 9/01/35	16,000,000	16,529,760
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,191,800
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	1,000,210
Monroe County IDC Revenue, University of Rochester Project,
Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,840,985
Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,317,900
Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,030,535
Series A, 5.00%, 7/01/38	6,350,000	7,135,622
Series B, 5.00%, 7/01/43	5,000,000	5,571,000
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	25,788,578
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	69,631,926
Series B, 5.00%, 11/15/34	63,750,000	72,268,912
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,448,612
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	42,076,000
MTA Revenue, Transportation,
[a] Refunding, Series D, Sub Series D-1, 5.00%, 11/15/34	5,000,000	5,668,450
[a] Refunding, Series D, Sub Series D-1, 5.00%, 11/15/35	5,000,000	5,659,300
Refunding, Series D, 5.25%, 11/15/40	21,500,000	24,220,180
Series A, 5.00%, 11/15/35	43,895,000	45,983,524
Series A, 5.00%, 11/15/37	48,000,000	51,437,280
Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,259,650
Series B, 5.00%, 11/15/37	25,000,000	26,790,250
Series B, 5.00%, 11/15/38	11,320,000	12,553,540
Series B, 5.00%, 11/15/43	10,670,000	11,681,303
Series C, 6.50%, 11/15/28	15,000,000	17,570,850

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2015 (unaudited) (continued)
Series C, 5.00%, 11/15/38	10,000,000	11,089,700
Series C, 5.00%, 11/15/42	10,000,000	11,025,600
Series C, 5.00%, 11/15/47	16,125,000	17,737,984
Series F, 5.00%, 11/15/35	11,000,000	11,107,470
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,139,245
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,424,519
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,734,323
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	30,478,193
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	31,525,441
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,553,221
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured, Pre-Refunded,
5.375%, 11/01/28	2,000,000	2,274,920
New York City Educational Construction Fund Revenue, Series A,
5.75%, 4/01/41	20,000,000	23,398,200
BHAC Insured, 5.00%, 4/01/37	19,750,000	20,817,290
New York City GO,
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,106,570
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,103,305
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,098,619
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,093,644
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,086,125
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,074,702
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	1,039,572
Citysavers, Series B, zero cpn., 6/01/19	1,030,000	1,044,276
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	1,031,782
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,176,300
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,592
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	9,835,182
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,166,454
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	19,690,475
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,767,850
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,590,732
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,480,087
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,879,900
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,646,500
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,494,437
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,419,000
Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,075,941
Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,522,700
Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,588,000
Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,427,890
Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,708,725
Refunding, Series D, 5.125%, 8/01/19	10,000	10,036
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	14,955,000	15,243,482
Series E, Sub Series E-1, 6.00%, 10/15/23	5,155,000	5,938,766
Series E, Sub Series E-1, 6.25%, 10/15/28	260,000	300,737
Series E, Sub Series E-1, Pre-Refunded, 6.00%, 10/15/23	1,845,000	2,130,440
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	11,321,484
Series G, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/22	45,000	45,889
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	60,000	62,090
Series J, Sub Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	19,940,000	20,639,296
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,768,258
Series C-1, 5.25%, 11/01/29	6,110,000	6,639,431
Series C-1, 5.50%, 11/01/34	3,000,000	3,267,330
Series C-1, 5.55%, 11/01/39	3,300,000	3,581,226
Series C-1, 5.70%, 11/01/46	12,500,000	13,584,500
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	22,395,300
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	60,916,320
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	55,351,400
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,369,012
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	41,173,200
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,280,983

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2015 (unaudited) (continued)
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	36,921,569
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	45,763,609
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,566,750
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/31	8,200,000	8,639,438
Fiscal 2007, Series S-2, NATL Insured, 5.00%, 1/15/37	22,000,000	23,129,480
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	81,537,750
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,911,000
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	33,916,500
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	56,879,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,895,235
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,276,500
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,399,892
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,520,000	19,536,902
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	22,204,800
Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34	2,480,000	2,825,142
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	19,684,320
Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,220,300
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,642,250
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	9,268,957
Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	50,236,200
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/38	17,000,000	19,133,670
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/39	24,135,000	27,107,467
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/40	18,300,000	20,511,006
Fiscal 2015, sub. bond, Series A, Sub Series A-1, 5.00%, 8/01/34	5,115,000	5,845,115
Fiscal 2015, sub. bond, Series B, Sub Series B-1, 5.00%, 8/01/34	5,000,000	5,713,700
Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/34	10,000,000	11,452,500
Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/35	10,000,000	11,435,000
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,
11/15/35	33,130,000	33,453,680
11/15/44	41,000,000	41,400,570
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	56,335,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	19,802,650
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,166,660
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	86,360,000	100,504,904
5.50%, 10/01/37	27,000,000	32,455,350
New York State Dormitory Authority Lease Revenue, Delaware Chenango Madison Otsego Board of Cooperative Education
Services, XLCA Insured, Pre-Refunded, 5.00%, 8/15/27	10,000,000	10,849,700
New York State Dormitory Authority Lease Revenues,
State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/39	7,250,000	8,005,160
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,648,040
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,463,920
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,145,340
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	685,000	687,158
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,039,930
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,659,261
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 8/01/29	5,995,000	6,017,002
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,028,629
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,143,000
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,297,100
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	24,566,300
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%,
7/01/30	5,150,000	5,895,926
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured, 5.25%, 7/01/34	13,220,000	15,005,097
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	11,994,620
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,403,100
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,614,300
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,690,500
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,180,720
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,745,000	4,391,687
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,772,210

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2015 (unaudited) (continued)
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 8/01/24	2,500,000	2,665,575
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 2/01/28	10,060,000	10,089,073
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured, Pre-Refunded, 5.00%,
7/01/35	10,000,000	10,787,100
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,438,300
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,427,250
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,572,600
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,355,743
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,131,680
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,115,440
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	8,022,995
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,645,550
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,794,290
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,364,400
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,311,800
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	5,475,000	5,895,535
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27	5,470,000	5,890,151
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,384,050
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,768,100
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	30,975,038
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,973,023
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	30,078,099
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	55,682,908
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	27,855,250
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,558,727
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	3,090,000	3,446,895
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,391,037
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,353,040
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.25%, 5/01/30	8,750,000	10,045,962
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.50%, 5/01/30	3,000,000	3,471,180
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.50%, 5/01/37	13,000,000	15,041,780
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,971,100
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-Refunded, 5.00%, 5/01/21	2,500,000	2,847,925
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/36	11,000,000	12,218,250
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.00%, 5/01/32	6,250,000	6,715,687
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,521,902
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,221,710
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,196,101
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,455,950
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,525,092
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	5,839,150
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,313,779
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	14,819,120
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,499,350
Non-State Supported Debt, School Districts Financing Program, Series B, NATL Insured, Pre-Refunded, 5.00%, 10/01/34	5,000,000	5,019,000
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,366,200
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	6,987,933
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,516,160
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,623,500
Non-State Supported Debt, St. John's University, Refunding, Series A, 5.00%, 7/01/26	2,400,000	2,848,536
Non-State Supported Debt, St. John's University, Refunding, Series A, 5.00%, 7/01/27	650,000	765,369
Non-State Supported Debt, St. John's University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,597,338
Non-State Supported Debt, St. John's University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,933,553
Non-State Supported Debt, St. John's University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,240,829
Non-State Supported Debt, St. John's University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,267,140
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,607,600
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,626,959
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	6,936,806
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,439,200
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	15,044,640
Non-State Supported Debt, The New School, NATL Insured, Pre-Refunded, 5.00%, 7/01/46	12,000,000	12,467,880
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,117,925

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2015 (unaudited) (continued)
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,410,435
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	5,096,945
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,711,280
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,184,920
Secondarily Insured, Lease, State University, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,398,300
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured
Guaranty, 5.50%, 5/15/22	5,000,000	6,074,600
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/37	25,000,000	28,263,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/42	15,000,000	16,868,700
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/33	14,210,000	15,548,582
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,713,373
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/36	4,670,000	4,852,083
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	2,190,000	2,310,888
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/33	9,000,000	9,916,560
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/38	22,245,000	24,348,265
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/32	25,810,000	27,489,715
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/33	5,000	5,595
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/38	15,000	16,786
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	4,990,000	5,008,613
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/33	4,275,000	4,710,366
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, Pre-Refunded, 5.00%,
2/15/32	8,680,000	9,244,894
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	23,136,400
New York State Dormitory Authority Sales Tax Revenue, State Supported Debt, Series A, 5.00%,
3/15/29	12,480,000	14,654,515
3/15/30	18,415,000	21,486,254
3/15/31	15,685,000	18,197,580
3/15/43	16,675,000	18,705,515
3/15/44	37,250,000	42,044,075
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	34,311,669
Education, Series A, 5.00%, 3/15/37	49,750,000	52,613,610
Education, Series A, 5.00%, 3/15/38	5,000,000	5,558,050
Education, Series A, Pre-Refunded, 5.00%, 3/15/36	7,395,000	7,586,530
Education, Series C, 5.00%, 12/15/31	10,815,000	11,410,906
Education, Series C, 5.00%, 12/15/35	10,000,000	10,510,000
Education, Series C, Pre-Refunded, 5.00%, 12/15/31	6,490,000	6,866,550
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	266,876
Education, Series D, 5.00%, 3/15/36	27,025,000	28,116,269
Education, Series D, Pre-Refunded, 5.00%, 3/15/36	19,475,000	20,412,332
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,787,800
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,729,933
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	11,256,800
Series A, 5.00%, 2/15/34	16,510,000	18,439,689
Series A, 5.00%, 2/15/39	20,685,000	22,904,087
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	16,970
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	22,627
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York
City Municipal Water Finance Authority Projects, Second Resolution, Subordinated,
Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,806,050
Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,942,703
Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,130,598
Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,787,316
Series A, 5.125%, 6/15/38	35,000,000	39,387,250
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,652,140
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing, Series A, 5.00%,
3/15/34	10,000,000	10,792,600
3/15/38	15,000,000	16,132,050
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,561,800
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,822,575

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2015 (unaudited) (continued)
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,340,000	1,344,543
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	55,000	55,155
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	790,000	791,746
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A, 6.375%, 11/15/20	1,835,000	1,838,854
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,763,500
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,828,700
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	58,646,700
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,720,950
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,700,000
Series I, 5.00%, 1/01/42	45,000,000	49,686,300
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,553,400
Series A, 5.00%, 4/01/27	27,000,000	31,390,200
Series A, 5.00%, 4/01/28	11,600,000	13,455,536
Series A, 5.00%, 4/01/30	9,000,000	10,298,070
Series A, 5.00%, 4/01/31	10,250,000	11,668,497
Series A, 5.00%, 4/01/32	11,100,000	12,571,749
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24	7,420,000	7,939,177
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,793,883
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,555,564
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,031,880
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,306,705
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%, 12/15/27	5,000,000	5,461,000
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	11,130,600
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,021
North Hempstead GO, Refunding, Series B, NATL Insured, 6.40%, 4/01/16	1,000,000	1,035,900
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding,
NATL Insured, zero cpn., 4/01/30	15,010,000	7,160,971
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,893,716
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,190,600
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	79,461,886
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,245,000
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	32,727,370
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	28,075,500
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,489,964
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,
12/01/32	2,000,000	2,078,600
12/01/37	3,320,000	3,436,598
Sales Tax Asset Receivable Corp. Revenue, Fiscal 2015, Refunding, Series A, 5.00%,
10/15/27	32,000,000	38,629,760
10/15/30	4,900,000	5,805,226
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,777,640
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	1,995,000	2,032,646
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	660,000	660,304
5.375%, 1/01/23	4,760,000	4,760,762
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B,
NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,120,911
Pre-Refunded, 5.20%, 1/01/27	15,000,000	17,967,450
Pre-Refunded, 5.50%, 1/01/30	32,185,000	39,135,673
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	35,129,709
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,140,837
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/35	9,155,000	9,617,694
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,616,019
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	11,133,900
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,609,700
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	54,255,358
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	47,559,200
Warren and Washington Counties IDA Civic Facility Revenue,
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,131,636
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,687,544

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31, 2015 (unaudited) (continued)
Western Nassau County Water Authority Water System Revenue, Series A, 5.00%,
4/01/40	1,400,000	1,562,358
4/01/45	2,250,000	2,497,433
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	5,825,000	5,856,804
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,223,016
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31	12,490,000	13,075,032
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,283,630
6.00%, 6/01/41	5,000,000	5,574,200
		4,687,579,499
U.S. Territories 1.9%
Puerto Rico 1.9%
[b]Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	18,866,250
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	15,000,000	6,000,000
Series A, 5.50%, 8/01/42	50,000,000	19,375,000
Series A, 6.00%, 8/01/42	90,000,000	36,675,000
Series A, 6.50%, 8/01/44	10,000,000	4,075,000
Series C, 5.50%, 8/01/40	35,000,000	13,562,500
		98,553,750
Total Municipal Bonds (Cost $4,562,295,789) 93.1%		4,786,133,249

Other Assets, less Liabilities 6.9%		353,694,840
Net Assets 100.0%		$5,139,828,089

a Security purchased on a when-issued basis.
b At August 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
HDC	-	Housing Development Corp.
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDC	-	Industrial Development Corp.
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
XLCA	-	XL Capital Assurance

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S.

Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,567,002,453

Unrealized appreciation	$358,508,626
Unrealized depreciation	(139,377,830)
Net unrealized appreciation (depreciation)	$219,130,796

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2015